PRUDENTIAL FUNDS

Supplement dated October 13, 2017 to the
Currently Effective Summary Prospectus, Statutory Prospectus and
Statement of Additional Information (“SAI”) of the Funds Listed Below

Effective on or about June 1, 2018 (the “Effective Date”), each Fund’s Class A, Class C, Class R and Class Z shares, as applicable, will be closed to investments by new group retirement plans, except as discussed below. Existing group retirement plans as of the Effective Date may keep their investments in their current share class and may continue to make additional purchases or exchanges of that class of shares. As of the Effective Date, all new group retirement plans wishing to add the Funds as new additions to the plan generally will be into one of the available Class Q shares, Class R2 shares, or Class R4 shares of the Funds.

In addition, on or about the Effective Date, the Class R shares of each Fund will be closed to all new investors, except as discussed below. Due to the closing of the Class R shares to new investors, effective on or about the Effective Date new IRA investors may only purchase Class A, Class C, Class Z or Class Q shares of the Funds, subject to share class eligibility. Following the Effective Date, no new accounts may be established in the Funds’ Class R shares and no Class R shares may be purchased or acquired by any new Class R shareholder, except as discussed below.

	Class A	Class C	Class Z	Class R
Existing Investors (Group Retirement Plans, IRAs, and all other investors)	No Change	No Change	No Change	No Change
New Group Retirement Plans	Closed to group retirement plans wishing to add the share classes as new additions to plan menus on or about June 1, 2018, subject to certain exceptions below
New IRAs	No Change	No Change	No Change	Closed to all new investors on or about June 1, 2018, subject to certain exceptions below
All Other New Investors	No Change	No Change	No Change

However, the following new investors may continue to purchase Class A, Class C, Class R and Class Z shares of a Fund, as applicable:

•	Eligible group retirement plans who are exercising their one-time 90-day repurchase privilege in a Fund will be permitted to purchase such share classes.
•	Plan participants in a group retirement plan that offers Class A, Class C, Class R or Class Z shares of a Fund as of the Effective Date will be permitted to purchase such share classes of the Fund, even if the plan participant did not own shares of that class of the Fund as of the Effective Date.
•	Certain new group retirement plans will be permitted to offer such share classes of a Fund after the Effective Date, provided that the plan has or is actively negotiating a contractual agreement with the Fund’s distributor or service provider to offer such share classes of the Fund prior to or on the Effective Date.
•	New group retirement plans that combine with, replace or are otherwise affiliated with a current plan that invests in such share classes prior to or on the Effective Date will be permitted to purchase such share classes.

The Funds also reserve the right to refuse any purchase order that might disrupt management of a Fund or to otherwise modify the closure policy at any time on a case-by-case basis.

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PRUDENTIAL FUNDS

The Prudential Investment Portfolios, Inc.

Prudential Balanced Fund

Prudential Conservative Allocation Fund

Prudential Jennison Growth Fund

Prudential Growth Allocation Fund

Prudential Moderate Allocation Fund

Prudential Jennison Equity Opportunity Fund

Prudential Investment Portfolios 3

Prudential Jennison Focused Growth Fund

Prudential QMA Strategic Value Fund

Prudential Unconstrained Bond Fund

Prudential Real Assets Fund

Prudential QMA Global Tactical Allocation Fund

Prudential Global Absolute Return Bond Fund

Prudential Investment Portfolios 4

Prudential Muni High Income Fund

Prudential Investment Portfolios 5

Prudential Jennison Diversified Growth Fund

Prudential Jennison Rising Dividend Fund

Prudential Investment Portfolios 6

Prudential California Muni Income Fund

Prudential Investment Portfolios 7

Prudential Jennison Value Fund

Prudential Investment Portfolios 8

Prudential QMA Stock Index Fund

Prudential Investment Portfolios 9

Prudential Real Estate Income Fund

Prudential Select Real Estate Fund

Prudential Absolute Return Bond Fund

Prudential International Bond Fund

Prudential QMA Large-Cap Core Equity Fund

Prudential Investment Portfolios 10, Inc.

Prudential Jennison Equity Income Fund

Prudential QMA Mid-Cap Value Fund

Prudential Investment Portfolios 12

Prudential QMA Long-Short Equity Fund

Prudential Short Duration Muni High Income Fund

Prudential US Real Estate Fund

Prudential Global Real Estate Fund

Prudential QMA Large-Cap Core Equity PLUS Fund

Prudential Investment Portfolios, Inc. 14

Prudential Floating Rate Income Fund

Prudential Government Income Fund

Prudential Investment Portfolios, Inc. 15

Prudential High Yield Fund

Prudential Short Duration High Yield Income Fund

Prudential Investment Portfolios 16

Prudential QMA Defensive Equity Fund

Prudential Income Builder Fund

Prudential Investment Portfolios, Inc. 17

Prudential Short Duration Multi-Sector Bond Fund

Prudential Total Return Bond Fund

Prudential Investment Portfolios 18

Prudential Jennison MLP Fund

Prudential Jennison 20/20 Focus Fund

Prudential National Muni Fund, Inc.

Prudential National Muni Fund

Prudential Jennison Blend Fund, Inc.

Prudential Jennison Blend Fund

Prudential Sector Funds, Inc.

Prudential Financial Services Fund

Prudential Jennison Utility Fund

Prudential Jennison Health Sciences Fund

Prudential World Fund, Inc.

Prudential QMA International Equity Fund

Prudential Jennison Global Infrastructure Fund

Prudential Emerging Markets Debt Local Currency Fund

Prudential Jennison Emerging Markets Equity Fund

Prudential Jennison Global Opportunities Fund

Prudential Jennison International Opportunities Fund

Prudential Jennison Mid-Cap Growth Fund, Inc.

Prudential Jennison Mid-Cap Growth Fund

Prudential Jennison Small Company Fund, Inc.

Prudential Jennison Small Company Fund

Prudential Jennison Natural Resources Fund, Inc.

Prudential Jennison Natural Resources Fund

Prudential Global Total Return Fund, Inc.

Prudential Global Total Return Fund

Prudential Short-Term Corporate Bond Fund, Inc.

Prudential Short-Term Corporate Bond Fund

Prudential Government Money Market Fund, Inc.

Prudential Government Money Market Fund

Target Portfolio Trust

Prudential Core Bond Fund

Prudential Corporate Bond Fund

Prudential QMA Small-Cap Value Fund

Target International Equity Portfolio

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